LEASE (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Lessor, Lease, Description [Line Items]
Lease receivables	¥ 2,637		¥ 5,018		$ 414
Lease receivables pledged as collaterals for bank and other borrowings	10,056		26,782		1,578
Derecognition of underlying assets	58,058	$ 9,111	179,093
Short-term Lease, Cost	399	63
Secured Debt, Other	405,117		414,470		63,572
Prepaid land lease amortization expenses	416,896	65,420	426,517
Right-of-use asset amortization expenses	9,621	1,510	9,513	¥ 9,462
Failed sale-leaseback transactions as seller-lessee
Sale leaseback liability current	¥ 66,789				$ 10,481
Effective interest rate	4.50%				4.50%
Interest expenses	¥ 39,876	6,257	¥ 44,880	¥ 21,644
Sale leaseback liability non current	344,443				$ 54,051
Cost of revenue [Member]
Lessor, Lease, Description [Line Items]
Short-term Lease, Cost	19,148	3,005
General and Administrative Expense [Member]
Lessor, Lease, Description [Line Items]
Short-term Lease, Cost	¥ 12,382	$ 1,943
Minimum
Failed sale-leaseback transactions as seller-lessee
Effective interest rate	3.43%				3.43%
Maximum
Failed sale-leaseback transactions as seller-lessee
Effective interest rate	11.69%				11.69%